Earnings Per Share - Schedule of Basic and Diluted Earnings Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Earnings Per Share [Abstract]
Net income	$ 11,367	$ 13,174
Less dividends to: Ordinary Shares
Less dividends to: Non-vested participating shares
Less dividends to: Undistributed Successor Period Earnings	11,367	13,174
Allocation of earnings to Ordinary Shares	11,217	13,060
Allocation of earnings to Nonvested Shares	$ 150	$ 114
Ordinary Shares, Distributed Earnings
Ordinary Shares, Undistributed Earnings	0.13	0.15
Ordinary Shares, Total	$ 0.13	$ 0.15
Undistributed & distributed earnings to ordinary shareholders, As reported - basic	$ 11,217	$ 13,060
Add-back : Undistributed & distributed earnings to ordinary shareholders, Undistributed earnings allocated to nonvested shareholders	150	114
Add-back : Undistributed & distributed earnings to ordinary shareholders, 12,618,680 Private Warrants @ $5.75 per half share (anti-dilutive)
Add-back : Undistributed & distributed earnings to ordinary shareholders, 22,921,700 Public Warrants @ $5.75 per half share (anti-dilutive)
Less : Undistributed & distributed earnings to ordinary shareholders, Undistributed earnings reallocated to nonvested shareholders	(150)	(114)
Diluted EPS - Ordinary shares	$ 11,217	$ 13,060
Add-back : Ordinary shares, As reported - basic	87,231,232	86,893,775
Add-back : Ordinary shares, Undistributed earnings allocated to nonvested shareholders
Add-back : Ordinary shares, 12,618,680 Private Warrants @ $5.75 per half share (anti-dilutive)
Add-back : Ordinary shares, 22,921,700 Public Warrants @ $5.75 per half share (anti-dilutive)
Diluted EPS - Ordinary shares	87,231,232	86,893,775
Diluted EPS- Ordinary shares	$ 0.13	$ 0.15